Impairment reviews - Summary of Key Assumptions used in the Estimation of the Recoverable Amount (Details)	Dec. 31, 2023	Dec. 31, 2022
Betway
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Pre-tax discount rate	26.70%	21.60%
Long-term growth rate	2.00%	2.00%
Jumpman
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Pre-tax discount rate	16.60%	13.50%
Long-term growth rate	2.00%	2.00%
DGC
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Pre-tax discount rate	20.20%
Long-term growth rate	2.00%